Short-Term Debt (Short-Term Debt and Related Weighted-Average Interest Rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1,433	$ 2,726
Weighted average interest rate	5.95%	5.01%
Advances on revolving credit and term facilities | TECO Finance
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 245	$ 481
Weighted average interest rate	6.54%	5.47%
Non-revolving term facilities | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 796	$ 796
Weighted average interest rate	6.07%	5.19%
Bank indebtedness | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 9	$ 0
Weighted average interest rate	0.00%	0.00%
Advances on revolving credit facilities | TEC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 277	$ 1,380
Weighted average interest rate	5.68%	5.00%
Advances on revolving credit facilities | PGS
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 73	$ 0
Weighted average interest rate	6.36%	0.00%
Advances on revolving credit facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 25	$ 59
Weighted average interest rate	6.46%	5.15%
Advances on revolving credit facilities | GBPC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 8	$ 10
Weighted average interest rate	5.54%	5.25%